Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.98%
Communication services: 10.57%
Entertainment: 1.63%
Live Nation Entertainment, Inc.†	112,334	$8,988,967
Take-Two Interactive Software, Inc.†	73,415	9,819,256
		18,808,223
Interactive media & services: 8.06%
Alphabet, Inc. Class A†	195,093	24,207,139
Alphabet, Inc. Class C†	165,494	20,736,398
Meta Platforms, Inc. Class A†	159,850	48,158,010
		93,101,547
Media: 0.88%
Trade Desk, Inc. Class A†	144,091	10,224,698
Consumer discretionary: 13.12%
Broadline retail: 5.72%
Amazon.com, Inc.†	449,123	59,773,780
MercadoLibre, Inc.†	5,103	6,331,496
		66,105,276
Hotels, restaurants & leisure: 1.39%
Hilton Worldwide Holdings, Inc.	105,507	15,987,476
Specialty retail: 2.44%
AutoZone, Inc.†	7,678	19,019,404
Ulta Beauty, Inc.†	23,989	9,147,246
		28,166,650
Textiles, apparel & luxury goods: 3.57%
Deckers Outdoor Corp.†	40,525	24,195,856
lululemon athletica, Inc.†	43,377	17,067,982
		41,263,838
Consumer staples: 1.80%
Beverages: 1.06%
Celsius Holdings, Inc.†	80,500	12,243,245
Personal care products: 0.74%
BellRing Brands, Inc.†	194,800	8,518,604
Financials: 7.52%
Capital markets: 4.19%
S&P Global, Inc.	67,012	23,407,962
Tradeweb Markets, Inc. Class A	277,228	24,953,292
		48,361,254
Financial services: 2.23%
Mastercard, Inc. Class A	68,581	25,810,459
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Insurance: 1.10%
Kinsale Capital Group, Inc.	38,138	$12,734,660
Health care: 12.99%
Biotechnology: 3.72%
Argenx SE ADR†	29,233	13,726,940
Exact Sciences Corp.†	247,936	15,270,378
Karuna Therapeutics, Inc.†	20,970	3,493,812
Sarepta Therapeutics, Inc.†	81,140	5,461,533
Vertex Pharmaceuticals, Inc.†	14,057	5,090,180
		43,042,843
Health care equipment & supplies: 3.83%
Boston Scientific Corp.†	346,984	17,762,111
Intuitive Surgical, Inc.†	35,445	9,294,388
Penumbra, Inc.†	23,258	4,445,767
Shockwave Medical, Inc.†	61,735	12,733,461
		44,235,727
Health care technology: 1.17%
Veeva Systems, Inc. Class A†	70,098	13,508,586
Pharmaceuticals: 4.27%
Eli Lilly & Co.	67,922	37,624,033
Novo Nordisk AS ADR	120,900	11,675,313
		49,299,346
Industrials: 8.87%
Aerospace & defense: 1.58%
HEICO Corp.	114,881	18,198,299
Commercial services & supplies: 1.12%
Copart, Inc.†	298,689	12,998,945
Construction & engineering: 1.26%
Quanta Services, Inc.	86,913	14,524,901
Electrical equipment: 1.28%
Eaton Corp. PLC	71,165	14,795,915
Ground transportation: 1.42%
Uber Technologies, Inc.†	380,369	16,462,370
Machinery: 0.91%
Fortive Corp.	160,402	10,471,043
Professional services: 1.30%
Verisk Analytics, Inc.	66,073	15,022,357
Information technology: 41.67%
Communications equipment: 1.89%
Arista Networks, Inc.†	109,015	21,843,336
See accompanying notes to portfolio of investments
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
IT services: 2.05%
MongoDB, Inc.†	44,051	$15,179,534
Shopify, Inc. Class A†	180,977	8,540,305
		23,719,839
Semiconductors & semiconductor equipment: 8.27%
Allegro MicroSystems, Inc.†	128,091	3,325,242
Microchip Technology, Inc.	230,357	16,422,151
Monolithic Power Systems, Inc.	34,330	15,164,934
NVIDIA Corp.	148,726	60,650,463
		95,562,790
Software: 24.63%
Cadence Design Systems, Inc.†	64,600	15,494,310
Datadog, Inc. Class A†	109,085	8,887,155
Dynatrace, Inc.†	328,163	14,672,168
Fair Isaac Corp.†	20,940	17,712,518
Fortinet, Inc.†	156,879	8,968,772
Microsoft Corp.	392,525	132,716,628
Oracle Corp.	195,745	20,240,033
Palo Alto Networks, Inc.†	121,891	29,621,951
ServiceNow, Inc.†	38,790	22,569,961
Tyler Technologies, Inc.†	36,458	13,595,188
		284,478,684
Technology hardware, storage & peripherals: 4.83%
Apple, Inc.	326,372	55,734,546
Materials: 1.76%
Chemicals: 1.76%
Linde PLC	53,133	20,305,307
Real estate: 0.68%
Real estate management & development: 0.68%
CoStar Group, Inc.†	106,894	7,847,089
Total common stocks (Cost $706,073,292)		1,143,377,853

		Yield
Short-term investments: 1.04%
Investment companies: 1.04%
Allspring Government Money Market Fund Select Class♠∞		5.29%	12,083,979	12,083,979
Total short-term investments (Cost $12,083,979)				12,083,979
Total investments in securities (Cost $718,157,271)	100.02%			1,155,461,832
Other assets and liabilities, net	(0.02)			(267,388)
Total net assets	100.00%			$1,155,194,444

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,213,422	$113,300,575	$(115,430,018)	$0	$0	$12,083,979	12,083,979	$77,020
See accompanying notes to portfolio of investments
4 | Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Premier Large Company Growth Fund | 5

Notes to portfolio of investments—October 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$122,134,468	$0	$0	$122,134,468
Consumer discretionary	151,523,240	0	0	151,523,240
Consumer staples	20,761,849	0	0	20,761,849
Financials	86,906,373	0	0	86,906,373
Health care	150,086,502	0	0	150,086,502
Industrials	102,473,830	0	0	102,473,830
Information technology	481,339,195	0	0	481,339,195
Materials	20,305,307	0	0	20,305,307
Real estate	7,847,089	0	0	7,847,089
Short-term investments
Investment companies	12,083,979	0	0	12,083,979
Total assets	$1,155,461,832	$0	$0	$1,155,461,832
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Premier Large Company Growth Fund